Long-Term Debt - Silicon Valley Bank Financing (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 09, 2023
Long-Term Debt
Additional deferred financing costs	$ 228	$ 228	$ 0	$ 442	$ 576	$ 525
Revolving Credit Facility | Silicon Valley Bank
Long-Term Debt
Borrowing capacity							$ 5,000
Additional incremental borrowing capacity							2,500
Maximum borrowing capacity							$ 7,500
Additional deferred financing costs				400
Write-off of deferred financing costs				$ 300	$ 300